UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08025

                            Global Income Fund, Inc.

               (Exact name of registrant as specified in charter)

11 Hanover Square, 12th Floor
New York, NY                                                           10005
(Address of principal executive offices)                            (Zip code)

                          Thomas B. Winmill, President
                            Global Income Fund, Inc.
                          11 Hanover Square, 12th Floor
                               New York, NY 10005

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-344-6310

Date of fiscal year end: 12/31

Date of reporting period: 3/31/06

Item 1. Schedule of Investments

March 31, 2006 (Unaudited)

Midas Global Income
Form N-Q - March 31, 2006 (Unaudited)

Principal Amount (a) DEBT SECURITIES - 91.04%                                                                    Value
                     Australia - 8.02%
      1,500,000 AUD   Commonwealth Bank of Australia, 6.75% Senior Government
                      Guaranteed Notes, due 12/01/07                                                          $ 1,089,198
      1,000,000       National Australia Bank, 8.60% Subordinated Notes, due 05/19/10                           1,113,242
        300,000       Principal Financial Group, 144A, 8.20% Senior Notes, due 08/15/09 (b)                       323,041
                                                                                                                 -------
                                                                                                                2,525,481
                                                                                                                ---------
                     Austria - 4.12%
      1,000,000 EUR   Republic of Austria, 5.25% Euro Medium Term Notes, due 01/04/11                           1,297,221

                     Canada - 5.97%
      1,300,000 AUD   Government of Quebec, 6.00% Senior Unsubordinated Notes, due 02/18/09                       930,698
      1,350,000 EUR   Province of Ontario, 5.50% Euro Medium Term Notes, due 07/13/12                             948,350
                                                                                                                  -------
                                                                                                                1,879,048
                                                                                                                ---------
                     Cyprus - 1.98%
        500,000 EUR   Republic of Cyprus, 4.375% Euro Medium Term Notes,  due 07/15/14                            624,995

                     France - 7.91%
      1,000,000 EUR   Elf Aquitaine, 4.50% Senior Unsubordinated Notes, due  03/23/09                           1,239,908
      1,000,000 EUR   Societe Nationale des Chemins de Fer Francais, 4.625%
                      Euro Medium Term Notes, due 10/25/09                                                      1,249,448
                                                                                                                ---------
                                                                                                                2,489,356
                                                                                                                ---------
                     Germany - 5.59%
        500,000 GBP   Dresdner Bank Aktiengesellschaft, 7.75% Subordinated Bonds, due 12/07/07                    903,281
        500,000 GBP   RWE Finance B.V., 4.625% Notes, due 08/17/10                                                857,863
                                                                                                                  -------
                                                                                                                1,761,144
                                                                                                                ---------
                     Hungary - 1.93%
        500,000 EUR   Republic of Hungary, 4.00% Bonds, due 09/27/10                                              608,925

                     Japan - 3.89%
      1,000,000 EUR   Toyota Motor Credit Corp., 4.125% Euro Medium Term Notes, due 01/15/08                    1,224,138

                     Korea - 1.60%
        500,000       Korea Development Bank, 5.75% Notes, due 09/10/13                                           504,726

                     Mexico - 3.08%
      1,000,000       United Mexican States, 5.625% Notes, due 01/15/17                                           971,000

                     Netherlands - 15.85%
      1,000,000 EUR   Aegon N.V., 4.625% Euro Medium Term Notes, due 04/16/08                                   1,237,183
        500,000 EUR   Essent N.V., 4.50% Euro Medium Term Notes, due 06/25/13                                     613,271
        500,000 EUR   Heineken N.V., 4.375% Bonds, due 02/04/10                                                   611,799
      1,000,000 EUR   ING Bank N.V., 5.50% Euro Medim Term Notes, due 01/04/12                                  1,304,713
      1,000,000 EUR   Nederlandse Waterschapsbank, 4.00% Notes, due 02/11/09                                    1,225,695
                                                                                                                ---------
                                                                                                                4,992,661
                                                                                                                ---------

                                       1


Midas Global Income
Form N-Q - March 31, 2006 (Unaudited) - Continued

 Principal Amount (a)   DEBT SECURITIES - 91.04%                                                                Value
                     Sweden - 4.00%
      1,000,000 EUR   Kingdom of Sweden, 5.00% Eurobonds, due 01/28/09                                        $ 1,259,510

                     Unitied Kingdom - 11.28%
      1,000,000       National Westminster Bank, 7.375% Subordinated Notes, due 10/01/09                        1,066,432
      1,000,000 EUR   Tesco PLC, 4.75% Euro Medium Term Notes, due 04/13/10                                     1,250,603
      1,000,000 EUR   Vodafone Group Plc, 4.625% Euro Medium Term Notes, due 01/31/08                           1,233,672
                                                                                                                ---------
                                                                                                                3,550,707
                                                                                                                ---------
                     United States - 7.78%
        500,000       CIT RV Trust 1998-A B , 6.29% Subordinated Bonds, due 01/15/17                              443,305
      1,000,000       U.S. Treasury, 5.375% Bonds, due 02/15/31                                                 1,052,969
      1,000,000       U.S. Treasury, 4.25% Notes, due 08/15/15                                                    952,930
                                                                                                                  -------
                                                                                                                2,449,204

                     Supranational/Other - 8.04%
        738,000 GBP   European Investment Bank, 5.50% Supra-National Bonds, due 12/07/11                        1,332,578
      1,200,000       The International Bank for Reconstruction & Development, 5.05% Notes, due 05/29/08        1,199,880
                                                                                                                ---------
                                                                                                                2,532,458

                        Total Debt Securities (cost: $30,080,204)                                              28,670,574
                                                                                                               ----------

       Shares        PREFERRED STOCKS - 4.64%                                                                     Value

                     United States - 4.64%
          4,000         BAC Capital Trust II, 7.00%                                                               101,760
          3,000         BAC Capital Trust III, 7.00%                                                               76,620
          4,000         Corporate-Backed Trust Certificates, 6.00% (Goldman Sachs)                                 91,640
         25,000        Corporate-Backed Trust Certificates, 8.20% (Motorola)                                      641,250
         10,000        The Walt Disney Company, 7.00%                                                             254,000
          5,000         SATURNS-Bellsouth SM, 5.875%                                                              121,500
          6,900         Wells Fargo Capital Trust V, 7.00%                                                        174,018
                                                                                                                  -------
                        Total Preferred Stocks (cost:  $1,447,500)                                              1,460,788
                                                                                                                ---------

       Par Value     SHORT TERM INVESTMENTS - 2.80%                                                               Value

                     United States - 2.80%
        $881,797       State Street Repurchase Agreement 04/03/06                                                 881,797
                       (collateralized by $945,000 U.S. Treasury Note, 4.25%, 08/15/15, value $903,517)           -------

                       Total Short Term Investments (cost:  $881,797)                                             881,797
                                                                                                                  -------
                     Total Investments (cost: $32,409,501) - 98.48%                                          $ 31,013,159
                                                                                                             ------------

                     Other Assets Less Liabilities - 1.52%                                                        479,092
                                                                                                                  -------

                      Total Net Assets - 100.00%                                                             $ 31,492,251
                                                                                                             ============


                     (a) The principal amount is stated in U.S. dollars unless otherwise indicated.

                     (b)  A 144A security may be sold to institutional investors only. The total market value of this security represents 1.03% of total net assets.

                                   Midas Global Income
                            Form N-Q - March 31, 2006 (Unaudited) - Continued


                     Tax Related
                     Unrealized appreciation                                                                     $ 32,111
                     Unrealized depreciation                                                                  (1,428,453)
                                                                                                               ----------
                     Net unrealized depeciation                                                             $ (1,396,342)
                                                                                                             ============
                     Aggregate cost of securities for income tax purposes                                    $ 32,409,501
                                                                                                             ============

Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures

(a) The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                        2

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GLOBAL INCOME FUND, INC.

By:/s/ Thomas B. Winmill
   -----------------------
   Thomas B. Winmill, President

Date: May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:/s/ Thomas B. Winmill
   -----------------------
   Thomas B. Winmill, President

Date: May 26, 2006

By:/s/ Thomas O'Malley
   -----------------------
   Thomas O'Malley, Chief Financial Officer

Date: May 26, 2006

                                                   EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)